Common Stock, Convertible Preferred Stock and Warrants - Summary of Public Warrant Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of Options Outstanding, Beginning Balance	5,753,005	1,428,980	971,332
Number of Options Outstanding, Granted	31,190	6,817,420	5,779,591
Exercised	(91,910)	(2,180,168)	(5,318,139)
Number of Options Outstanding, Ending Balance		5,753,005	1,428,980
Weighted Average Exercise Price, Beginning Balance	$ 8.88	$ 0.11	$ 0.16
Weighted Average Exercise Price, Granted	15.47	7.86	0.06
Weighted Average Exercise Price, Exercised	2.17	0.09	0.07
Weighted Average Exercise Price, Ending Balance	$ 9.05	$ 8.88	$ 0.11
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Options Outstanding, Beginning Balance	4,322,106	0
Number of Options Outstanding, Granted		11,499,991
Exercised		(7,177,885)
Number of Options Outstanding, Ending Balance		4,322,106	0
Weighted Average Exercise Price, Beginning Balance	$ 11.5	$ 0
Weighted Average Exercise Price, Granted		11.5
Weighted Average Exercise Price, Exercised		11.5
Weighted Average Exercise Price, Ending Balance		$ 11.5	$ 0